N-2	Sep. 12, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price	$ 25.87
NAV Per Share	$ 25.31
Latest Premium (Discount) to NAV [Percent]	2.21%